NEWBUILDINGS (Tables)	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Newbuildings
Movements in the six months ended June 30, 2020 are summarized as follows;

(in thousands of $)
Balance at December 31, 2019	46,068
Additions, net	143,880
Interest capitalized	1,101
Transfer to Vessels and Equipment, net	(162,221)
Balance at June 30, 2020	28,828